Document and Entity Information	Feb. 27, 2024
Prospectus:
Document Type	497
Document Period End Date	Feb. 27, 2024
Entity Registrant Name	Innovator ETFs Trust
Entity Central Index Key	0001415726
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Oct. 30, 2024
Prospectus Date	Feb. 27, 2024
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF
Prospectus:
Trading Symbol	SFLR